Operating Assets and Liabilities - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Assets and Liabilities
Value added tax receivables ("VAT")	$ 94	$ 265
Other receivables	1	1
Total	$ 95	$ 266